BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 13,605,938	$ 26,489,050
OTHER ASSETS
Cash and cash equivalents	10,156,227	7,526,780
Notes receivable	69,698	69,698
Deferred acquisition costs, net of accumulated amortization	1,786,668	2,567,553
Other assets	838,860	180,995
ASSETS	26,457,391	36,834,076
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	196,892	72,296
Accounts payable - affiliates	53,175,805	54,365,790
Capital contributions payable	1,111,008	1,135,980
LIABILITIES	54,483,705	55,574,066
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(20,579,829)	(11,386,367)
General partner	(7,446,485)	(7,353,623)
PARTNERS' CAPITAL (DEFICIT)	(28,026,314)	(18,739,990)
Liabilities and Stockholders' Equity	26,457,391	36,834,076
Series Twenty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	158,143	479,690
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	158,143	479,690
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	20,000	27,500
Accounts payable - affiliates	2,027,860	2,209,870
Capital contributions payable	0	0
LIABILITIES	2,047,860	2,237,370
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,562,568)	(1,431,851)
General partner	(327,149)	(325,829)
PARTNERS' CAPITAL (DEFICIT)	(1,889,717)	(1,757,680)
Liabilities and Stockholders' Equity	158,143	479,690
Series Twenty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	128,750	244,322
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	3,000	0
ASSETS	131,750	244,322
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	10,000
Accounts payable - affiliates	1,403,159	1,411,079
Capital contributions payable	0	0
LIABILITIES	1,403,159	1,421,079
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,096,744)	(1,003,039)
General partner	(174,665)	(173,718)
PARTNERS' CAPITAL (DEFICIT)	(1,271,409)	(1,176,757)
Liabilities and Stockholders' Equity	131,750	244,322
Series Twenty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	223,347	156,063
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	500
ASSETS	223,347	156,563
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,918,338	3,025,264
Capital contributions payable	9,352	9,352
LIABILITIES	2,927,690	3,034,616
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,458,216)	(2,630,189)
General partner	(246,127)	(247,864)
PARTNERS' CAPITAL (DEFICIT)	(2,704,343)	(2,878,053)
Liabilities and Stockholders' Equity	223,347	156,563
Series Twenty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	172,186	114,217
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	172,186	114,217
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,478,131	2,427,842
Capital contributions payable	0	0
LIABILITIES	2,478,131	2,427,842
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,998,039)	(2,005,642)
General partner	(307,906)	(307,983)
PARTNERS' CAPITAL (DEFICIT)	(2,305,945)	(2,313,625)
Liabilities and Stockholders' Equity	172,186	114,217
Series Twenty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,726,961	278,922
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	3,422	0
ASSETS	1,730,383	278,922
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	5,000
Accounts payable - affiliates	2,468,363	2,667,771
Capital contributions payable	0	9,999
LIABILITIES	2,468,363	2,682,770
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(545,303)	(2,194,512)
General partner	(192,677)	(209,336)
PARTNERS' CAPITAL (DEFICIT)	(737,980)	(2,403,848)
Liabilities and Stockholders' Equity	1,730,383	278,922
Series Twenty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,984,103	492,120
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	627,865	1,250
ASSETS	2,611,968	493,370
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	978	16,222
Accounts payable - affiliates	0	914,217
Capital contributions payable	0	0
LIABILITIES	978	930,439
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	2,842,324	(175,254)
General partner	(231,334)	(261,815)
PARTNERS' CAPITAL (DEFICIT)	2,610,990	(437,069)
Liabilities and Stockholders' Equity	2,611,968	493,370
Series Twenty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	271,051	563,940
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	4,363	5,400
ASSETS	275,414	569,340
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	7,460	5,101
Accounts payable - affiliates	499,347	2,560,808
Capital contributions payable	1,293	14,490
LIABILITIES	508,100	2,580,399
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	109,894	(1,650,695)
General partner	(342,580)	(360,364)
PARTNERS' CAPITAL (DEFICIT)	(232,686)	(2,011,059)
Liabilities and Stockholders' Equity	275,414	569,340
Series Twenty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	230,059	312,310
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	65,391
Other assets	7,233	7,233
ASSETS	237,292	384,934
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	7,500	0
Accounts payable - affiliates	1,603,517	2,175,083
Capital contributions payable	10,020	10,020
LIABILITIES	1,621,037	2,185,103
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,163,460)	(1,575,720)
General partner	(220,285)	(224,449)
PARTNERS' CAPITAL (DEFICIT)	(1,383,745)	(1,800,169)
Liabilities and Stockholders' Equity	237,292	384,934
Series Twenty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	386,279	329,156
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	3,550	3,550
ASSETS	389,829	332,706
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	5,070
Accounts payable - affiliates	1,577,136	1,660,464
Capital contributions payable	40,968	40,968
LIABILITIES	1,618,104	1,706,502
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(872,244)	(1,016,310)
General partner	(356,031)	(357,486)
PARTNERS' CAPITAL (DEFICIT)	(1,228,275)	(1,373,796)
Liabilities and Stockholders' Equity	389,829	332,706
Series Twenty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	82,084	246,671
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	82,084	246,671
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,508,005	3,226,601
Capital contributions payable	10,197	10,197
LIABILITIES	3,518,202	3,236,798
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(3,063,110)	(2,621,579)
General partner	(373,008)	(368,548)
PARTNERS' CAPITAL (DEFICIT)	(3,436,118)	(2,990,127)
Liabilities and Stockholders' Equity	82,084	246,671
Series Thirty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	269,758	304,531
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	500	500
ASSETS	270,258	305,031
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,535,665	1,470,602
Capital contributions payable	127,396	127,396
LIABILITIES	1,663,061	1,597,998
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,151,819)	(1,052,981)
General partner	(240,984)	(239,986)
PARTNERS' CAPITAL (DEFICIT)	(1,392,803)	(1,292,967)
Liabilities and Stockholders' Equity	270,258	305,031
Series Thirty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	233,992	185,230
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	25,000	25,000
ASSETS	258,992	210,230
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,933,577	2,711,114
Capital contributions payable	66,294	66,294
LIABILITIES	2,999,871	2,777,408
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,334,212)	(2,162,248)
General partner	(406,667)	(404,930)
PARTNERS' CAPITAL (DEFICIT)	(2,740,879)	(2,567,178)
Liabilities and Stockholders' Equity	258,992	210,230
Series Thirty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	337,905	429,921
Notes receivable	46,908	46,908
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	22,577	0
ASSETS	407,390	476,829
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,815,554	2,634,439
Capital contributions payable	173,561	173,561
LIABILITIES	2,989,115	2,808,000
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,149,545)	(1,901,497)
General partner	(432,180)	(429,674)
PARTNERS' CAPITAL (DEFICIT)	(2,581,725)	(2,331,171)
Liabilities and Stockholders' Equity	407,390	476,829
Series Thirty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	201,600	277,132
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	201,600	277,132
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	3,403	3,403
Accounts payable - affiliates	1,817,978	1,769,570
Capital contributions payable	69,154	69,154
LIABILITIES	1,890,535	1,842,127
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,446,266)	(1,323,565)
General partner	(242,669)	(241,430)
PARTNERS' CAPITAL (DEFICIT)	(1,688,935)	(1,564,995)
Liabilities and Stockholders' Equity	201,600	277,132
Series Thirty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	63,811	14,637
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	63,811	14,637
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,631,497	3,340,741
Capital contributions payable	0	0
LIABILITIES	3,631,497	3,340,741
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(3,231,619)	(2,992,453)
General partner	(336,067)	(333,651)
PARTNERS' CAPITAL (DEFICIT)	(3,567,686)	(3,326,104)
Liabilities and Stockholders' Equity	63,811	14,637
Series Thirty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	101,782	118,570
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	101,782	118,570
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,055,092	1,842,062
Capital contributions payable	0	0
LIABILITIES	2,055,092	1,842,062
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,651,752)	(1,424,232)
General partner	(301,558)	(299,260)
PARTNERS' CAPITAL (DEFICIT)	(1,953,310)	(1,723,492)
Liabilities and Stockholders' Equity	101,782	118,570
Series Thirty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,437,216	159,780
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	1,437,216	159,780
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	131,000	0
Accounts payable - affiliates	1,975,871	2,001,422
Capital contributions payable	0	0
LIABILITIES	2,106,871	2,001,422
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(484,295)	(1,644,562)
General partner	(185,360)	(197,080)
PARTNERS' CAPITAL (DEFICIT)	(669,655)	(1,841,642)
Liabilities and Stockholders' Equity	1,437,216	159,780
Series Thirty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	287,786	378,738
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	287,786	378,738
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,942,283	1,837,419
Capital contributions payable	138,438	138,438
LIABILITIES	2,080,721	1,975,857
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,559,442)	(1,365,584)
General partner	(233,493)	(231,535)
PARTNERS' CAPITAL (DEFICIT)	(1,792,935)	(1,597,119)
Liabilities and Stockholders' Equity	287,786	378,738
Series Thirty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	30,033
OTHER ASSETS
Cash and cash equivalents	175,521	224,156
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	175,521	254,189
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,552,432	1,488,032
Capital contributions payable	0	0
LIABILITIES	1,552,432	1,488,032
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,144,857)	(1,003,220)
General partner	(232,054)	(230,623)
PARTNERS' CAPITAL (DEFICIT)	(1,376,911)	(1,233,843)
Liabilities and Stockholders' Equity	175,521	254,189
Series Thirty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	127,952
OTHER ASSETS
Cash and cash equivalents	142,890	182,356
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	142,890	310,308
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,411,099	1,324,299
Capital contributions payable	0	0
LIABILITIES	1,411,099	1,324,299
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,059,085)	(807,409)
General partner	(209,124)	(206,582)
PARTNERS' CAPITAL (DEFICIT)	(1,268,209)	(1,013,991)
Liabilities and Stockholders' Equity	142,890	310,308
Series Forty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	307,320
OTHER ASSETS
Cash and cash equivalents	92,145	81,751
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	92,145	389,071
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,615,847	2,406,215
Capital contributions payable	102	102
LIABILITIES	2,615,949	2,406,317
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,273,622)	(1,772,130)
General partner	(250,182)	(245,116)
PARTNERS' CAPITAL (DEFICIT)	(2,523,804)	(2,017,246)
Liabilities and Stockholders' Equity	92,145	389,071
Series Forty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	892,598
OTHER ASSETS
Cash and cash equivalents	147,099	194,350
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	226,608
Other assets	1,218	1,218
ASSETS	148,317	1,314,774
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,869,208	2,656,140
Capital contributions payable	100	100
LIABILITIES	2,869,308	2,656,240
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,444,612)	(1,078,882)
General partner	(276,379)	(262,584)
PARTNERS' CAPITAL (DEFICIT)	(2,720,991)	(1,341,466)
Liabilities and Stockholders' Equity	148,317	1,314,774
Series Forty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	109,918	1,676,228
OTHER ASSETS
Cash and cash equivalents	259,722	341,295
Notes receivable	22,790	22,790
Deferred acquisition costs, net of accumulated amortization	276,642	345,802
Other assets	51,003	51,003
ASSETS	720,075	2,437,118
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,872,773	1,773,533
Capital contributions payable	73,433	73,433
LIABILITIES	1,946,206	1,846,966
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(972,931)	825,189
General partner	(253,200)	(235,037)
PARTNERS' CAPITAL (DEFICIT)	(1,226,131)	590,152
Liabilities and Stockholders' Equity	720,075	2,437,118
Series Forty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	1,467,908	4,021,942
OTHER ASSETS
Cash and cash equivalents	244,501	226,214
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	267,168	333,960
Other assets	85,341	85,341
ASSETS	2,064,918	4,667,457
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,241,448	1,959,668
Capital contributions payable	121,112	121,112
LIABILITIES	2,362,560	2,080,780
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	26,856	2,882,332
General partner	(324,498)	(295,655)
PARTNERS' CAPITAL (DEFICIT)	(297,642)	2,586,677
Liabilities and Stockholders' Equity	2,064,918	4,667,457
Series Forty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	1,079,218	2,365,868
OTHER ASSETS
Cash and cash equivalents	342,053	423,458
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	1,131,190	1,413,990
Other assets	0	0
ASSETS	2,552,461	4,203,316
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	21,551	0
Accounts payable - affiliates	1,352,903	1,093,203
Capital contributions payable	252,864	254,640
LIABILITIES	1,627,318	1,347,843
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	1,153,340	3,064,367
General partner	(228,197)	(208,894)
PARTNERS' CAPITAL (DEFICIT)	925,143	2,855,473
Liabilities and Stockholders' Equity	2,552,461	4,203,316
Series Forty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	4,953,547	8,228,807
OTHER ASSETS
Cash and cash equivalents	274,823	462,109
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	71,262	89,078
Other assets	0	0
ASSETS	5,299,632	8,779,994
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	5,000	0
Accounts payable - affiliates	1,141,419	1,000,557
Capital contributions payable	16,724	16,724
LIABILITIES	1,163,143	1,017,281
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	4,448,786	8,038,748
General partner	(312,297)	(276,035)
PARTNERS' CAPITAL (DEFICIT)	4,136,489	7,762,713
Liabilities and Stockholders' Equity	5,299,632	8,779,994
Series Forty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	5,995,347	8,838,302
OTHER ASSETS
Cash and cash equivalents	180,660	305,141
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	40,406	92,724
Other assets	3,788	0
ASSETS	6,220,201	9,236,167
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	927,303	777,775
Capital contributions payable	0	0
LIABILITIES	927,303	777,775
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	5,502,712	8,636,551
General partner	(209,814)	(178,159)
PARTNERS' CAPITAL (DEFICIT)	5,292,898	8,458,392
Liabilities and Stockholders' Equity	$ 6,220,201	$ 9,236,167